Distribution Date:	09/13/21	GS Mortgage Securities Trust 2016-GS4
Determination Date:	09/07/21
Next Distribution Date:	10/13/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2016-GS4

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	GS Mortgage Securities Corporation II

Certificate Factor Detail	4		Leah Nivison	(212) 902-1000

Certificate Interest Reconciliation Detail	5		200 West Street, | New York, NY 10282
		Master Servicer & AMA	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6	Plaza Special Servicer
Additional Information	7		Investor Relations		REAM_InvestorRelations@wellsfargo.com

Bond / Collateral Reconciliation - Cash Flows	8		Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202

Bond / Collateral Reconciliation - Balances	9	General Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Current Mortgage Loan and Property Stratification	10		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 1)	11-12		10851 Mastin Street, Suite 300, | Overland Park, KS 66210

Mortgage Loan Detail (Part 2)	13-14	225 Bush Street Special	AEGON USA Realty Advisors, LLC
		Servicer
Principal Prepayment Detail	15
			Greg Dryden	(319) 355-8734	gdryden@aegonusa.com
Historical Detail	16		4333 Edgewood Road, NE, | Cedar Rapids, IA 52499
Delinquency Loan Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
Collateral Stratification and Historical Detail	18	Representations Reviewer
			David Rodgers	(212) 230-9090
Specially Serviced Loan Detail - Part 1	19
			600 Third Avenue,,40th Floor | New York, NY 10016
Specially Serviced Loan Detail - Part 2	20
		Certificate Administrator	Wells Fargo Bank, N.A.
Modified Loan Detail	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Historical Liquidated Loan Detail	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Historical Bond / Collateral Loss Reconciliation Detail	23
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	24
			General Contact	(302) 636-4140
Supplemental Notes	25		1100 North Market St., | Wilmington, DE 19890

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	36251XAN7	1.731000%	31,820,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36251XAP2	2.905000%	201,522,000.00	2,253,100.61	532,449.35	5,454.38	0.00	0.00	537,903.73	1,720,651.26	38.74%	30.00%
A-3	36251XAQ0	3.178000%	175,000,000.00	175,000,000.00	0.00	463,458.33	0.00	0.00	463,458.33	175,000,000.00	38.74%	30.00%
A-4	36251XAR8	3.442000%	267,043,000.00	267,043,000.00	0.00	765,968.34	0.00	0.00	765,968.34	267,043,000.00	38.74%	30.00%
A-AB	36251XAS6	3.278000%	43,192,000.00	43,192,000.00	0.00	117,986.15	0.00	0.00	117,986.15	43,192,000.00	38.74%	30.00%
A-S	36251XAV9	3.645000%	92,388,000.00	92,388,000.00	0.00	280,628.55	0.00	0.00	280,628.55	92,388,000.00	27.12%	21.00%
B	36251XAW7	3.987328%	48,761,000.00	48,761,000.00	0.00	162,021.74	0.00	0.00	162,021.74	48,761,000.00	20.98%	16.25%
C	36251XAY3	4.088328%	43,628,000.00	43,628,000.00	0.00	148,637.97	0.00	0.00	148,637.97	43,628,000.00	15.50%	12.00%
D	36251XAA5	3.233000%	53,893,000.00	53,893,000.00	0.00	145,196.72	0.00	0.00	145,196.72	53,893,000.00	8.72%	6.75%
E	36251XAE7	4.088328%	21,814,000.00	21,814,000.00	0.00	74,318.98	0.00	0.00	74,318.98	21,814,000.00	5.97%	4.63%
F	36251XAG2	4.088328%	10,266,000.00	10,266,000.00	0.00	34,975.64	0.00	0.00	34,975.64	10,266,000.00	4.68%	3.63%
G*	36251XAJ6	4.088328%	37,212,204.00	37,212,204.00	0.00	186,447.79	0.00	0.00	186,447.79	37,212,204.00	0.00%	0.00%
AMA-A	36251XBB2	3.199416%	16,118,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	84.14%
AMA-B	36251XBF3	3.503849%	21,917,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	62.56%
AMA-C	36251XBH9	3.813991%	27,032,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	35.96%
AMA-D	36251XBK2	3.557285%	36,533,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
225-A	36251XBM8	2.635985%	12,964,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	88.53%
225-B	36251XBR7	2.993892%	18,405,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	72.24%
225-C	36251XBT3	3.777571%	22,576,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	52.26%
225-D	36251XBV8	4.766193%	30,673,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	25.12%
225-E	36251XBX4	5.544562%	28,382,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
S	36251XAZ0	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36251XAL1	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,241,139,204.02	795,450,304.61	532,449.35	2,385,094.59	0.00	0.00	2,917,543.94	794,917,855.26

Notional Certificates
X-A	36251XAT4	0.707959%	810,965,000.00	579,876,100.61	0.00	342,107.17	0.00	0.00	342,107.17	579,343,651.26
X-B	36251XAU1	0.101000%	48,761,000.00	48,761,000.00	0.00	4,104.05	0.00	0.00	4,104.05	48,761,000.00
X-D	36251XAC1	0.855328%	53,893,000.00	53,893,000.00	0.00	38,413.48	0.00	0.00	38,413.48	53,893,000.00
X-AMA	36251XBD8	0.000000%	101,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-225	36251XBP1	0.000000%	113,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			1,128,219,000.00	682,530,100.61	0.00	384,624.70	0.00	0.00	384,624.70	681,997,651.26

Deal Distribution Total					532,449.35	2,769,719.29	0.00	0.00	3,302,168.64

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36251XAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36251XAP2	11.18042005	2.64214006	0.02706593	0.00000000	0.00000000	0.00000000	0.00000000	2.66920599	8.53827999
A-3	36251XAQ0	1,000.00000000	0.00000000	2.64833331	0.00000000	0.00000000	0.00000000	0.00000000	2.64833331	1,000.00000000
A-4	36251XAR8	1,000.00000000	0.00000000	2.86833334	0.00000000	0.00000000	0.00000000	0.00000000	2.86833334	1,000.00000000
A-AB	36251XAS6	1,000.00000000	0.00000000	2.73166674	0.00000000	0.00000000	0.00000000	0.00000000	2.73166674	1,000.00000000
A-S	36251XAV9	1,000.00000000	0.00000000	3.03750000	0.00000000	0.00000000	0.00000000	0.00000000	3.03750000	1,000.00000000
B	36251XAW7	1,000.00000000	0.00000000	3.32277312	0.00000000	0.00000000	0.00000000	0.00000000	3.32277312	1,000.00000000
C	36251XAY3	1,000.00000000	0.00000000	3.40693981	0.00000000	0.00000000	0.00000000	0.00000000	3.40693981	1,000.00000000
D	36251XAA5	1,000.00000000	0.00000000	2.69416659	0.00000000	0.00000000	0.00000000	0.00000000	2.69416659	1,000.00000000
E	36251XAE7	1,000.00000000	0.00000000	3.40693958	0.00000000	0.00000000	0.00000000	0.00000000	3.40693958	1,000.00000000
F	36251XAG2	1,000.00000000	0.00000000	3.40693941	0.00000000	0.00000000	0.00000000	0.00000000	3.40693941	1,000.00000000
G	36251XAJ6	1,000.00000000	0.00000000	5.01039363	(1.60345380)	4.99082640	0.00000000	0.00000000	5.01039363	1,000.00000000
AMA-A	36251XBB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
AMA-B	36251XBF3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
AMA-C	36251XBH9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
AMA-D	36251XBK2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
225-A	36251XBM8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
225-B	36251XBR7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
225-C	36251XBT3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
225-D	36251XBV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
225-E	36251XBX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	36251XAZ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36251XAL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36251XAT4	715.04454645	0.00000000	0.42185195	0.00000000	0.00000000	0.00000000	0.00000000	0.42185195	714.38798377
X-B	36251XAU1	1,000.00000000	0.00000000	0.08416665	0.00000000	0.00000000	0.00000000	0.00000000	0.08416665	1,000.00000000
X-D	36251XAC1	1,000.00000000	0.00000000	0.71277309	0.00000000	0.00000000	0.00000000	0.00000000	0.71277309	1,000.00000000
X-AMA	36251XBD8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-225	36251XBP1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	08/01/21 - 08/30/21	30	0.00	5,454.38	0.00	5,454.38	0.00	0.00	0.00	5,454.38	0.00
A-3	08/01/21 - 08/30/21	30	0.00	463,458.33	0.00	463,458.33	0.00	0.00	0.00	463,458.33	0.00
A-4	08/01/21 - 08/30/21	30	0.00	765,968.34	0.00	765,968.34	0.00	0.00	0.00	765,968.34	0.00
A-AB	08/01/21 - 08/30/21	30	0.00	117,986.15	0.00	117,986.15	0.00	0.00	0.00	117,986.15	0.00
X-A	08/01/21 - 08/30/21	30	0.00	342,107.17	0.00	342,107.17	0.00	0.00	0.00	342,107.17	0.00
X-B	08/01/21 - 08/30/21	30	0.00	4,104.05	0.00	4,104.05	0.00	0.00	0.00	4,104.05	0.00
A-S	08/01/21 - 08/30/21	30	0.00	280,628.55	0.00	280,628.55	0.00	0.00	0.00	280,628.55	0.00
B	08/01/21 - 08/30/21	30	0.00	162,021.74	0.00	162,021.74	0.00	0.00	0.00	162,021.74	0.00
C	08/01/21 - 08/30/21	30	0.00	148,637.97	0.00	148,637.97	0.00	0.00	0.00	148,637.97	0.00
D	08/01/21 - 08/30/21	30	0.00	145,196.72	0.00	145,196.72	0.00	0.00	0.00	145,196.72	0.00
X-D	08/01/21 - 08/30/21	30	0.00	38,413.48	0.00	38,413.48	0.00	0.00	0.00	38,413.48	0.00
E	08/01/21 - 08/30/21	30	0.00	74,318.98	0.00	74,318.98	0.00	0.00	0.00	74,318.98	0.00
F	08/01/21 - 08/30/21	30	0.00	34,975.64	0.00	34,975.64	0.00	0.00	0.00	34,975.64	0.00
G	08/01/21 - 08/30/21	30	244,554.52	126,779.74	0.00	126,779.74	(59,668.05)	0.00	0.00	186,447.79	185,719.65
AMA-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-AMA	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
AMA-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
AMA-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
AMA-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
225-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-225	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
225-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
225-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
225-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
225-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			244,554.52	2,710,051.24	0.00	2,710,051.24	(59,668.05)	0.00	0.00	2,769,719.29	185,719.65

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36251XAV9	3.645000%	92,388,000.00	92,388,000.00	0.00	280,628.55	0.00	0.00	280,628.55	92,388,000.00
A-S (PEZ)	N/A	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36251XAW7	3.987328%	48,761,000.00	48,761,000.00	0.00	162,021.74	0.00	0.00	162,021.74	48,761,000.00
B (PEZ)	N/A	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36251XAY3	4.088328%	43,628,000.00	43,628,000.00	0.00	148,637.97	0.00	0.00	148,637.97	43,628,000.00
C (PEZ)	N/A	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			184,777,000.03	184,777,000.00	0.00	591,288.26	0.00	0.00	591,288.26	184,777,000.00

Exchangeable Certificate Details
PEZ	36251XAX5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 6 of 29

Additional Information
Total Available Distribution Amount (1)	3,302,168.64
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,722,950.14	Master Servicing Fee	8,783.23
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,710.90
Interest Adjustments	1,595.01	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	341.96
ARD Interest	0.00	Operating Advisor Fee	1,032.71
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	335.12
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,724,545.15	Total Fees	14,493.91

Principal		Expenses/Reimbursements
Scheduled Principal	692,066.73	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(59,668.05)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	(159,617.38)	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	532,449.35	Total Expenses/Reimbursements	(59,668.05)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,769,719.29
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	532,449.35
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,302,168.64
Total Funds Collected	3,256,994.50	Total Funds Distributed	3,256,994.50

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	795,450,304.85	795,450,304.85	Beginning Certificate Balance	795,450,304.61
(-) Scheduled Principal Collections	692,066.73	692,066.73	(-) Principal Distributions	532,449.35
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	(159,617.38)	(159,617.38)	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	794,917,855.50	794,917,855.50	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	796,220,390.77	796,220,390.77	Ending Certificate Balance	794,917,855.26
Ending Actual Collateral Balance	795,248,555.44	795,248,555.44

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.24)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.24)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	6,499,456.18	0.82%	58	4.0420	NAP	Defeased	1	6,499,456.18	0.82%	58	4.0420	NAP
10,000,000 or less	10	67,509,991.01	8.49%	61	4.1207	1.793952	1.40 or less	11	277,064,185.15	34.85%	60	4.3626	0.637161
10,000,001 to 20,000,000	4	58,255,547.18	7.33%	62	4.0785	1.013312	1.41-1.50	1	21,422,734.05	2.69%	62	4.2480	1.491000
20,000,001 to 30,000,000	7	172,068,670.58	21.65%	60	4.1206	1.909822	1.51-1.60	4	50,182,842.51	6.31%	62	4.4243	1.551016
30,000,001 to 40,000,000	3	107,653,271.01	13.54%	60	4.3413	0.960110	1.61-1.70	1	2,327,498.51	0.29%	60	4.2660	1.686600
40,000,001 to 50,000,000	1	50,000,000.00	6.29%	62	3.4500	5.007800	1.71-2.00	3	88,243,241.28	11.10%	62	4.2317	1.797825
50,000,001 to 60,000,000	1	54,278,021.72	6.83%	62	4.4570	0.848800	2.01-2.20	1	19,000,000.00	2.39%	62	4.2865	2.121100
60,000,001 to 80,000,000	4	278,652,897.82	35.05%	61	3.7054	3.703832	2.21-3.00	3	108,971,564.20	13.71%	61	3.9100	2.266866
80,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	3.01 or greater	6	221,206,333.62	27.83%	61	3.2842	5.444955
Totals	31	794,917,855.50	100.00%	61	3.9820	2.455515	Totals	31	794,917,855.50	100.00%	61	3.9820	2.455515
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	6,499,456.18	0.82%	58	4.0420	NAP
							Defeased	1	6,499,456.18	0.82%	58	4.0420	NAP
Arizona	3	11,028,888.85	1.39%	61	3.6931	3.717036
							Industrial	58	147,022,541.96	18.50%	61	3.8021	3.185162
California	13	223,051,532.88	28.06%	62	3.8958	2.705265
							Lodging	6	106,885,335.07	13.45%	60	4.3752	0.146985
Colorado	5	17,535,658.43	2.21%	61	3.8839	3.236926
							Mixed Use	1	21,422,734.05	2.69%	62	4.2480	1.491000
Florida	7	50,309,656.95	6.33%	62	4.0215	1.282879
							Office	11	195,537,965.80	24.60%	61	3.7468	3.880382
Georgia	4	7,997,561.56	1.01%	60	3.9740	2.225700
							Retail	15	309,620,374.37	38.95%	61	4.0564	2.110578
Hawaii	1	27,906,151.05	3.51%	62	4.6390	1.520400
							Self Storage	1	7,929,448.08	1.00%	61	4.1430	1.574200
Illinois	7	85,654,992.20	10.78%	60	3.3170	6.238490
							Totals	93	794,917,855.50	100.00%	61	3.9820	2.455515
Indiana	2	4,110,771.86	0.52%	62	3.9873	3.159092
Kentucky	2	2,666,123.10	0.34%	60	3.9740	2.225700
Maryland	1	38,292,222.41	4.82%	60	3.3335	3.868000
Michigan	4	6,036,894.98	0.76%	60	3.9740	2.225700
Minnesota	2	3,852,227.98	0.48%	60	4.1504	1.899978
Missouri	3	11,013,353.47	1.39%	62	4.2671	1.748417
New Jersey	2	13,972,843.50	1.76%	61	4.2338	(0.418518)
New York	8	81,607,292.60	10.27%	62	4.4196	0.785717
North Carolina	2	10,630,028.22	1.34%	61	4.1001	1.739715
Ohio	3	3,997,031.18	0.50%	60	3.9740	2.225700
Oregon	1	26,610,086.68	3.35%	59	3.9355	0.064000
Pennsylvania	4	64,033,381.76	8.06%	59	4.5365	0.856445
South Carolina	2	3,132,156.31	0.39%	60	3.9740	2.225700
Tennessee	1	37,992,758.07	4.78%	57	4.3610	1.297100
Texas	13	38,843,544.02	4.89%	62	3.7181	3.648607
Wisconsin	2	18,143,241.28	2.28%	61	4.1302	1.826511
Totals	93	794,917,855.50	100.00%	61	3.9820	2.455515

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,499,456.18	0.82%	58	4.0420	NAP	Defeased	1	6,499,456.18	0.82%	58	4.0420	NAP
	3.000% or less	1	25,600,000.00	3.22%	61	2.8315	6.804600	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.500%	3	185,381,333.62	23.32%	61	3.3215	5.362506	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	8	167,272,067.87	21.04%	61	3.8981	1.763916	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	6	92,713,109.38	11.66%	61	4.1987	1.285926	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	10	269,346,422.92	33.88%	61	4.3547	1.147628	49 months or greater	30	788,418,399.32	99.18%	61	3.9815	2.461466
	4.501% or greater	2	48,105,465.53	6.05%	59	4.9187	1.018036	Totals	31	794,917,855.50	100.00%	61	3.9820	2.455515
	Totals	31	794,917,855.50	100.00%	61	3.9820	2.455515
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,499,456.18	0.82%	58	4.0420	NAP	Defeased	1	6,499,456.18	0.82%	58	4.0420	NAP
	111 months or less	30	788,418,399.32	99.18%	61	3.9815	2.461466	Interest Only	8	282,492,000.00	35.54%	61	3.6367	4.284455
	112 months or greater	0	0.00	0.00%	0	0.0000	0.000000	351 months or less	21	432,754,835.12	54.44%	61	4.2079	1.311326
	Totals	31	794,917,855.50	100.00%	61	3.9820	2.455515	352 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Other	1	73,171,564.20	9.20%	60	3.9740	2.225700
								Totals	31	794,917,855.50	100.00%	61	3.9820	2.455515
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	6,499,456.18	0.82%	58	4.0420	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	29	760,512,248.27	95.67%	61	3.9574	2.495997
	13 to 24 months	1	27,906,151.05	3.51%	62	4.6390	1.520400
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	31	794,917,855.50	100.00%	61	3.9820	2.455515
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
3	306991003	OF	Chicago	IL	Actual/360	3.22725%	209,195.89	0.00	0.00	N/A	09/06/26	--	75,292,000.00	75,292,000.00	09/06/21
4	306991004	IN	Various	Various	Actual/360	3.97425%	250,501.44	30,473.93	0.00	N/A	09/04/26	--	73,202,038.13	73,171,564.20	09/06/21
5	301271200	RT	Whittier	CA	Actual/360	4.25825%	257,029.44	0.00	0.00	N/A	11/06/26	--	70,100,000.00	70,100,000.00	09/06/21
6	301271174	RT	Various	Various	Actual/360	3.33325%	172,836.98	121,830.52	0.00	N/A	09/06/26	--	60,211,164.14	60,089,333.62	09/06/21
7	301271219	OF	White Plains	NY	Actual/360	4.45725%	208,617.80	78,234.19	0.00	N/A	11/06/26	--	54,356,255.91	54,278,021.72	09/06/21
8	301271207	IN	Various	Various	Actual/360	3.45025%	148,541.67	0.00	0.00	N/A	11/06/26	--	50,000,000.00	50,000,000.00	09/06/21
9	306991009	RT	Chattanooga	TN	30/360	4.36125%	138,330.12	71,023.02	0.00	N/A	06/06/26	--	38,063,781.09	37,992,758.07	08/06/21
10	301271195	RT	Bethel Park	PA	Actual/360	4.21325%	136,397.39	57,064.22	0.00	N/A	10/06/26	--	37,597,190.43	37,540,126.21	09/06/21
11	301271211	LO	San Diego	CA	Actual/360	4.46825%	123,784.90	52,890.10	0.00	N/A	11/06/26	--	32,173,276.83	32,120,386.73	09/06/21
12	301271222	RT	Koloa	HI	Actual/360	4.63925%	112,433.93	(159,617.38)	(159,617.38)	N/A	11/06/26	--	27,746,533.67	27,906,151.05	04/06/21
13	306991013	LO	Portland	OR	Actual/360	3.93625%	90,316.32	40,520.80	0.00	N/A	08/06/26	--	26,650,607.48	26,610,086.68	09/06/21
14	301271220	OF	Purchase	NY	Actual/360	4.36725%	97,276.97	37,901.49	0.00	N/A	11/06/26	--	25,868,285.81	25,830,384.32	09/06/21
15	301271178	OF	Irvine	CA	Actual/360	2.83225%	62,418.84	0.00	0.00	10/06/26	10/06/28	--	25,600,000.00	25,600,000.00	09/06/21
16	301271212	RT	Chico	CA	Actual/360	3.73125%	78,703.19	0.00	0.00	N/A	11/06/26	--	24,500,000.00	24,500,000.00	09/06/21
17	301271213	MU	Coral Springs	FL	Actual/360	4.24825%	78,482.07	32,178.06	0.00	N/A	11/06/26	--	21,454,912.11	21,422,734.05	09/06/21
18	306991018	LO	Pittsburgh	PA	Actual/360	5.30525%	92,410.64	29,824.70	0.00	N/A	03/06/26	--	20,229,139.18	20,199,314.48	09/06/21
19	301271199	RT	Various	Various	Actual/360	4.28725%	70,131.90	0.00	0.00	N/A	11/06/26	--	19,000,000.00	19,000,000.00	09/06/21
20	301271202	LO	Hollywood	FL	Actual/360	3.81125%	49,869.48	24,783.92	0.00	N/A	11/06/26	--	15,196,259.84	15,171,475.92	09/06/21
21	301271190	LO	Princeton	NJ	Actual/360	4.25825%	46,954.82	21,982.35	0.00	N/A	10/06/26	--	12,806,053.61	12,784,071.26	10/06/20
22	301271204	IN	Jacksonville	FL	Actual/360	3.88525%	37,803.21	0.00	0.00	N/A	11/06/26	--	11,300,000.00	11,300,000.00	09/06/21
23	301271198	IN	Janesville	WI	Actual/360	4.18225%	32,553.76	13,803.12	0.00	N/A	10/06/26	--	9,039,780.87	9,025,977.75	09/06/21
24	301271196	RT	Bellevue	WI	Actual/360	4.07925%	32,071.05	13,355.65	0.00	N/A	10/06/26	--	9,130,619.18	9,117,263.53	09/06/21
25	301271206	RT	Liberty	MO	Actual/360	4.28925%	29,793.90	13,697.97	0.00	N/A	11/06/26	--	8,067,000.28	8,053,302.31	09/06/21
26	301271194	SS	Charlotte	NC	Actual/360	4.14325%	28,338.62	13,916.94	0.00	N/A	10/06/26	--	7,943,365.02	7,929,448.08	09/06/21
27	301271210	OF	Plano	TX	Actual/360	4.21025%	27,881.30	13,245.18	0.00	N/A	11/06/26	--	7,690,804.94	7,677,559.76	08/06/21
28	301271192	OF	Denver	CO	Actual/360	4.40025%	25,991.78	0.00	0.00	N/A	10/06/26	--	6,860,000.00	6,860,000.00	09/06/21
29	301271201	IN	Madison	WI	Actual/360	4.04225%	22,657.62	10,211.41	0.00	N/A	07/06/26	--	6,509,667.59	6,499,456.18	09/06/21
30	301271209	RT	San Diego	CA	Actual/360	3.61025%	20,827.69	0.00	0.00	N/A	11/06/26	--	6,700,000.00	6,700,000.00	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
31	301271208	RT	Coatesville	PA	Actual/360	4.00025%	21,711.24	9,320.75	0.00	N/A	11/06/26	--	6,303,261.82	6,293,941.07	09/06/21
32	301271205	IN	Howe	IN	Actual/360	3.99025%	12,109.79	0.00	0.00	N/A	11/06/26	--	3,525,000.00	3,525,000.00	09/06/21
33	301271173	RT	Duluth	MN	Actual/360	4.26625%	8,571.40	5,808.41	0.00	N/A	09/06/26	--	2,333,306.92	2,327,498.51	09/06/21
Totals							2,724,545.15	532,449.35	(159,617.38)				795,450,304.85	794,917,855.50
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	33,105,062.00	9,367,008.50	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	32,916,075.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,107,337.46	1,419,891.58	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	10,346,014.72	3,534,791.10	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,900,627.49	926,302.32	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	8,992,150.00	2,248,575.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	11,774,395.00	6,492,432.00	01/01/20	09/30/20	--	0.00	0.00	209,194.54	209,194.54	0.00	0.00
10	3,410,938.01	1,313,277.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	969,897.56	1,244,871.07	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,533,260.00	692,429.00	01/01/20	03/31/20	01/06/21	0.00	0.00	110,042.09	705,256.60	0.00	0.00
13	1,130,927.00	413,519.00	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,774,872.04	611,792.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	5,094,380.00	1,291,725.70	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,287,262.78	1,152,248.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,287,724.89	519,682.76	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	6,624,743.00	1,839,786.00	10/01/19	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,804,071.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	133,923.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	(507,312.00)	0.00	--	--	09/07/21	1,683,152.78	0.00	68,789.95	757,707.69	354,215.53	0.00
22	1,177,903.70	293,961.18	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,073,741.50	542,038.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	995,680.76	517,502.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	911,201.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	777,490.19	202,802.93	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	307,053.95	0.00	--	--	--	0.00	0.00	41,093.37	41,093.37	0.00	0.00
28	722,384.37	222,140.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	929,787.18	230,296.07	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	651,608.69	322,385.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	552,793.33	277,991.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	324,979.01	162,825.11	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	141,110,973.37	35,840,276.98				1,683,152.78	0.00	429,119.96	1,713,252.20	354,215.53	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/13/21	0	0.00	0	0.00	2	40,690,222.31	1	27,906,151.05	0	0.00	1	27,906,151.05	0	0.00	0	0.00	3.982012%	3.936084%	61
08/12/21	0	0.00	0	0.00	2	40,552,587.28	1	27,746,533.67	0	0.00	0	0.00	0	0.00	0	0.00	3.982009%	3.936120%	62
07/12/21	0	0.00	0	0.00	2	40,612,840.74	1	27,784,885.08	0	0.00	0	0.00	0	0.00	0	0.00	3.982169%	3.936260%	63
06/11/21	1	38,205,056.53	0	0.00	2	40,677,947.57	0	0.00	0	0.00	0	0.00	0	0.00	1	100,000,000.00	3.982342%	3.936414%	64
05/12/21	0	0.00	0	0.00	2	40,737,716.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.829977%	3.770789%	58
04/12/21	0	0.00	0	0.00	2	40,802,357.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.830259%	3.766774%	59
03/12/21	0	0.00	0	0.00	3	101,687,875.69	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.830519%	3.766990%	60
02/12/21	0	0.00	0	0.00	3	101,898,898.04	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.830839%	3.767264%	61
01/12/21	0	0.00	1	12,965,247.44	3	104,487,270.13	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.831096%	3.767477%	62
12/11/20	0	0.00	0	0.00	4	117,654,168.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.831351%	3.767690%	63
11/13/20	0	0.00	1	13,009,343.60	3	104,858,260.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.831625%	3.767921%	64
10/13/20	0	0.00	1	38,760,019.17	4	118,067,925.13	0	0.00	0	0.00	1	20,537,621.49	0	0.00	0	0.00	3.816651%	3.757929%	59
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	306991009	08/06/21	0	B	209,194.54	209,194.54	0.00	38,063,781.09	04/17/20	3
12	301271222	04/06/21	4	6	110,042.09	705,256.60	0.00	27,906,151.05	07/01/20	1		03/13/21
21	301271190	10/06/20	10	6	68,789.95	757,707.69	548,232.19	13,030,502.98	07/06/20	13
27	301271210	08/06/21	0	B	41,093.37	41,093.37	0.00	7,690,804.94
Totals					429,119.96	1,713,252.20	548,232.19	86,691,240.06
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		302,182,012	302,182,012		0	0
> 60 Months		492,735,844	452,045,621	12,784,071		27,906,151

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	794,917,856	754,227,633	0	0	40,690,222	0
Aug-21	795,450,305	754,897,718	0	0	40,552,587	0
Jul-21	796,178,383	755,565,542	0	0	40,612,841	0
Jun-21	796,949,489	718,066,485	38,205,057	0	40,677,948	0
May-21	897,672,442	856,934,725	0	0	40,737,717	0
Apr-21	898,438,589	857,636,232	0	0	40,802,357	0
Mar-21	899,156,455	797,468,579	0	0	101,687,876	0
Feb-21	900,009,322	798,110,424	0	0	101,898,898	0
Jan-21	900,721,802	783,269,284	0	12,965,247	104,487,270	0
Dec-20	901,431,854	783,777,685	0	0	117,654,169	0
Nov-20	902,185,519	784,317,914	0	13,009,344	104,858,261	0
Oct-20	1,002,890,574	846,062,630	0	38,760,019	118,067,925	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	306991009	37,992,758.07	38,063,781.09	229,500,000.00	05/06/16	6,226,623.00	1.29710	09/30/20	06/06/26	296
12	301271222	27,906,151.05	27,906,151.05	37,120,000.00	09/03/20	681,206.00	1.52040	03/31/20	11/06/26	301
21	301271190	12,784,071.26	13,030,502.98	13,800,000.00	09/11/20	(549,664.00)	(0.66440)	12/31/20	10/06/26	300
Totals		78,682,980.38	79,000,435.12	280,420,000.00		6,358,165.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	306991009	RT	TN	04/17/20	3
Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Parent Co of Borrower filed BNK. Reviewing options with counsel and Borrower.

12	301271222	RT	HI	07/01/20	1

7/28/2021 - Loan transferred to special servicing 7/1/2020 for payment default after borrower failed to remit the April, May, and June, 2020 debt service payments. Special servicer and borrower were unable to reach agreement based on borrower's initial mo dification proposal; foreclosure complaint filed. Revised modification terms have been negotiated and approved as of May, 2021. Draft modification agreement has been provided to the borrower for review, pending feedback.

21	301271190	LO	NJ	07/06/20	13

8/16/2021: COVID Relief Request. Loan transferred to Special Servicer due to default. Collateral is a Hyatt Place flagged Hotel consisting of 122 guest rooms, built in 1997 and renovated in 2014. Property is located in the Trenton-Princeton, NJ

MSA. Hote l temporarily was closed from March to September due to low demand. PreNegotiation Letter has been executed. Outside Counsel has been engaged and Default/Demand Letter sent. Foreclosure Complaint has been filed. Receiver appointed by the Court in February 2021.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	301271195	38,296,443.49	4.21303%	38,296,443.49 4.21303%		10	07/22/20	08/06/20	08/06/20
12	301271222	0.00	4.63903%		0.00 4.63903%	8	08/06/21	05/06/21	09/03/21
18	306991018	20,568,925.04	5.30503%	20,568,925.04 5.30503%		10	09/04/20	06/06/20	09/08/20
Totals		58,865,368.53		58,865,368.53
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	7,929.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	(71,098.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(59,668.05)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(59,668.05)

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 29 of 29